UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2010 | (UNAUDITED)

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

BlackRock MuniYield California Insured Fund, Inc. (MCA)

BlackRock MuniYield Insured Fund, Inc. (MYI)

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had dominated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States; notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental concerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month

US equities (S&P 500 Index)	9.87%	33.14%

Small cap US equities (Russell 2000 Index)	8.86	37.82

International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2010	BlackRock MuniHoldings Insured Fund II, Inc.

Investment Objective

BlackRock MuniHoldings Insured Fund II, Inc. (MUE) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 16.80% based on market price, and 10.80% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 10.18% based on market price, and 9.18% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund held overweight positions in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Conversely, overweights in insured Florida and California holdings with weak underlying credits detracted from performance relative to the Lipper category.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2010 ($12.89)[1]	6.52%
Tax Equivalent Yield[2]	10.03%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Leverage as of January 31, 2010[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0735. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$12.89	$11.40	13.07%	$13.24	$11.40
Net Asset Value	$13.16	$12.27	7.25%	$13.88	$12.26

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	29%	29%
Transportation	21	23
Utilities	20	21
State	12	10
Health	11	9
Housing	5	5
Corporate	2	2
Education	—	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	54%	50%
AA/Aa	20	19
A	22	27
BBB/Baa	2	2
Not Rated[6]	2	2

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010 and July 31, 2009, the market value of these securities was $9,626,243, representing 2% and $10,104,059, representing 2%, respectively, of the Fund’s long-term investments.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Fund Summary as of January 31, 2010	BlackRock MuniYield California Insured Fund, Inc.

Investment Objective

BlackRock MuniYield California Insured Fund, Inc. (MCA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 6.47% based on market price, and 9.10% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not California alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund maintains a relatively generous degree of income accrual, which was a positive factor. The tightening of credit quality spreads in the uninsured basket of the Fund’s holdings also aided results. A fully-invested posture and a slightly longer relative duration posture were additive, too, as rates declined in the second half of 2009. Throughout this period, the municipal market benefited from the Build America Bond Program, which effectively moved supply to the taxable market and, thus, alleviated supply pressure in the tax-exempt space. Conversely, downgrades of monoline insurers detracted from performance in all funds investing in bonds utilizing insurance wraps. This had a particularly negative impact on California credits due to the well-publicized fiscal and budgetary challenges the state is facing. In addition, secondary market demand for insured California municipals has decreased, limiting liquidity and widening spreads on insured bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MCA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2010 ($12.50)[1]	5.86%
Tax Equivalent Yield[2]	9.02%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of January 31, 2010[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.066. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$12.50	$12.08	3.48%	$13.54	$12.03
Net Asset Value	$14.24	$13.43	6.03%	$14.92	$13.42

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	54%	44%
Utilities	24	25
Transportation	9	13
Education	6	10
Corporate	3	—
Health	2	3
State	2	3
Housing	—	2

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	51%	44%
AA/Aa	27	28
A	21	27
BBB/Baa	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	5

Fund Summary as of January 31, 2010	BlackRock MuniYield Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Insured Fund, Inc. (MYI) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 6.94% based on market price, and 10.92% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 10.18% based on market price, and 9.18% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The primary contributors to relative performance were the Fund’s positive positioning with respect to the market during a period in which yields generally declined, and its exposure to the long end of the yield curve, which outperformed as the yield curve flattened. Exposure to insured bonds with lower-rated underlying credits also aided results as yield spreads generally tightened during the period. Conversely, the Fund’s small exposure to the well-performing education sector detracted from performance. Exposure to zero-coupon bonds — which generally under-performed as spreads in this sector widened — also hindered returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2010 ($12.59)[1]	5.81%
Tax Equivalent Yield[2]	8.94%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of January 31, 2010[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.066. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$12.59	$12.12	3.88%	$13.11	$11.46
Net Asset Value	$13.22	$12.27	7.74%	$13.88	$12.25

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

Transportation	29%	31%
County/City/Special District/School District	24	24
Utilities	16	17
State	9	8
Health	7	6
Housing	5	5
Corporate	5	2
Education	5	7

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	46%	47%
AA/Aa	26	23
A	22	25
BBB/Baa	5	5
Not Rated	1	—

[5]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Fund Summary as of January 31, 2010	BlackRock MuniYield Michigan Insured Fund II, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Michigan income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 6.11% based on market price, and 8.64% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not Michigan alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s allocations to the industrial development revenue/pollution control revenue and health sectors aided performance, as these represented two of the best-performing sectors for the six months. In contrast, pre-refunded and escrowed issues lagged. The Fund’s overweight in this sector, coupled with a shorter duration, restricted upward price movement in a declining rate environment. Additionally, a large block of bonds was called, increasing the cash position while reinvestment was completed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYM
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2010 ($11.89)[1]	6.71%
Tax Equivalent Yield[2]	10.32%
Current Monthly Distribution per Common Share[3]	$0.0665
Current Annualized Distribution per Common Share[3]	$0.7980
Leverage as of January 31, 2010[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.069. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$11.89	$11.58	2.68%	$12.72	$11.45
Net Asset Value	$13.53	$12.87	5.13%	$14.11	$12.85

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	32%	23%
Health	15	16
Corporate	12	15
State	12	11
Utilities	11	12
Transportation	11	11
Education	5	10
Housing	2	2

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	36%	28%
AA/Aa	26	27
A	33	40
BBB/Baa	2	2
Not Rated	3 [6]	3

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010, the market value of these securities was $4,388,080, representing 2% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	7

Fund Summary as of January 31, 2010	BlackRock MuniYield New York Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New York Insured Fund, Inc. (MYN) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New York State and New York City personal income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 9.02% based on market price, and 9.76% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not New York alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s holdings of longer-dated and discount-coupon bonds aided relative performance; these issues outperformed as the market recovered and credit spreads tightened during the six months. Additionally, we participated in the new-issue market when supply was plentiful and underwriters were more willing to structure bonds in accordance with orders. This allowed us to improve the Fund’s diversification, while also increasing its exposure to lower-coupon bonds. On the other hand, the Fund’s zero-coupon and shorter-dated bond holdings detracted from performance, as these issues underperformed the market. We were also unable to purchase enough longer-dated, new-issue insured bonds to swap out of the Fund’s older and lower-book-yield bonds. As a result, the Fund maintains a below-average accrual rate, which had a negative impact on total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2010 ($12.06)[1]	5.47%
Tax Equivalent Yield[2]	8.42%
Current Monthly Distribution per Common Share[3]	$0.055
Current Annualized Distribution per Common Share[3]	$0.660
Leverage as of January 31, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0625. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low

Market Price	$12.06	$11.36	6.16%	$12.64	$11.32
Net Asset Value	$13.52	$12.65	6.88%	$13.98	$12.64

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/10	7/31/09

County/City/Special District/School District	30%	31%
Transportation	30	29
State	10	11
Utilities	10	10
Corporate	6	6
Education	6	5
Health	4	4
Housing	3	3
Tobacco	1	1

Credit Quality Allocations[5]

	1/31/10	7/31/09

AAA/Aaa	44%	45%
AA/Aa	17	16
A	33	32
BBB/Baa	6	7

[5]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased returns to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2010, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

MUE	40%
MCA	36%
MYI	37%
MYM	37%
MYN	38%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	9

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,541,008
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,043,573

		8,584,581

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	1,175	1,214,527
5.00%, 10/01/29	305	308,010

		1,522,537

Arkansas — 4.2%
Arkansas Development Finance Authority, Refunding RB, FHA Insured Mortgage Loan, Series C (NPFGC), 5.35%, 12/01/35	12,165	12,259,522

California — 16.5%
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	5,400	4,928,310
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,636,010
Dixon Unified School District California, GO, Election 2002 (AGM), 5.20%, 8/01/44	2,405	2,385,928
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	4,240	3,789,797
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,240,468
Port of Oakland, RB, Series K, AMT (NPFGC):
5.75%, 11/01/21	2,975	2,977,915
5.75%, 11/01/21 (a)	25	25,304
Port of Oakland, Refunding RB, Series L, AMT (NPFGC), 5.38%, 11/01/27	5,000	4,723,550
Roseville Joint Union High School District California, GO, Election 2004, Series A (NPFGC), 5.00%, 8/01/29	2,985	3,030,670
Sacramento City Financing Authority California, RB, Capital Improvement (AMBAC), 5.00%, 12/01/27	150	150,458

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	$1,250	$1,251,288
Los Angeles Community College District California, GO, Election 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,046,700
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	9,350	9,346,073
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,930	2,492,756
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/38	1,620	1,548,785

		48,574,012

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,640,692
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	175	187,285

		3,827,977

District of Columbia — 0.8%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	2,500	2,496,500

Florida — 21.6%
City of Miami Florida, RB (NPFGC), 5.00%, 1/01/37	2,900	2,841,043
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	4,000	4,047,920
County of Miami-Dade Florida, RB CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	3,670	537,618
County of Miami-Dade Florida, RB, Series A (AGM):
5.00%, 10/01/33	6,730	6,502,997
Miami International Airport, 5.25%, 10/01/41	13,800	13,589,412
Miami International Airport, 5.50%, 10/01/41	6,700	6,768,474

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Note

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Pasco Florida, RB, Half-Cent (AMBAC),
5.13%, 12/01/28	$6,300	$5,836,446
County of St. John’s Florida, RB, CAB (AMBAC),
5.36%, 6/01/31 (b)	5,065	1,489,059
Jacksonville Health Facilities Authority, RB, Baptist
Medical Center (AGM), 5.00%, 8/15/37	5,190	5,098,449
Jacksonville Port Authority, RB, AMT (AGC),
6.00%, 11/01/38	3,625	3,707,541
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	12,375	13,029,885

		63,448,844

Georgia — 2.9%
Gwinnett County Hospital Authority, Refunding RB,
Gwinnett Hospital System, Series D (AGM),
5.50%, 7/01/41	3,425	3,437,330
Metropolitan Atlanta Rapid Transit Authority, RB,
Third Indenture, Series B (AGM), 5.00%, 7/01/34	4,830	5,008,565

		8,445,895

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F
Mortgage, Series E, AMT, 6.00%, 1/01/32	280	294,224

Illinois — 7.0%
Chicago Board of Education Illinois, GO, Refunding,
Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	2,080	2,305,368
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	3,400	3,863,930
City of Chicago, Illinois, GO, Refunding, Projects,
Series A (AGM):
5.00%, 1/01/28	2,315	2,429,430
5.00%, 1/01/29	3,585	3,729,977
5.00%, 1/01/30	1,430	1,476,261
City of Chicago Illinois, Refunding RB, Second Lien
(NPFGC), 5.50%, 1/01/30	2,270	2,493,845
Lake Cook-Dane & McHenry Counties Community
Unit School District 220 Illinois, GO (NPFGC),
6.00%, 12/01/20	125	129,789
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/28	4,000	4,230,400

		20,659,000

Indiana — 3.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC),
5.00%, 1/01/42	8,000	7,763,840
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	2,370	2,542,489

		10,306,329

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Health
System (AGC), 5.25%, 2/15/29	2,915	2,984,464

Municipal Bonds	Par (000)	Value

Kansas — 1.9%
Kansas Development Finance Authority, RB, Sisters
of Charity, Series J, 6.13%, 12/01/20	$3,510	$3,563,457
Sedgwick & Shawnee Counties Kansas, MRB,
Series A-2, AMT (GNMA), 6.20%, 12/01/33	1,875	1,903,800

		5,467,257

Kentucky — 1.0%
Kentucky Economic Development Finance Authority,
RB, Louisville Arena, Sub-Series A-1 (AGC),
6.00%, 12/01/38	1,150	1,234,847
Kentucky State Property & Buildings Commission,
Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/29	1,525	1,636,935

		2,871,782

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp.,
RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,980,970

Massachusetts — 1.9%
Massachusetts Bay Transportation Authority,
Refunding RB, Senior Series A, 5.00%, 7/01/35	5,535	5,542,860

Michigan — 14.1%
City of Detroit Michigan, Series B, RB:
Second Lien (NPFGC), 5.50%, 7/01/29	4,170	4,115,623
Senior Lien (AGM), 7.50%, 7/01/33	2,000	2,373,600
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,812,394
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,396,794
Senior Lien, Series B (NPFGC), 5.25%, 7/01/22	9,235	9,313,590
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,806,958
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,860	1,927,778
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,531,570
5.25%, 10/15/25	750	792,112
Michigan Strategic Fund, Refunding RB, AMT
(Syncora) Detroit Edison Co.:
Pollution, Series C, 5.65%, 9/01/29	2,935	2,924,493
Project, Series A, 5.50%, 6/01/30	2,000	1,910,340
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	3,115	3,611,593

		41,516,845

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB,
Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	1,975	2,193,929

Nevada — 2.4%
County of Clark Nevada, RB, Jet Aviation Fuel Tax,
Series C, AMT (AMBAC), 5.38%, 7/01/20	1,200	1,158,192

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	11

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark, Nevada, RB, Las Vegas-McCarran
International Airport, Series A (AGC),
5.25%, 7/01/39 (c)	$5,765	$5,739,058
Nevada Housing Division, Refunding RB, S/F
Mortgage, Mezzanine, Series A-2, AMT (NPFGC),
6.30%, 4/01/22	95	96,517

		6,993,767

New Jersey — 6.1%
New Jersey EDA, RB, Motor Vehicle Surcharge,
Series A (NPFGC), 5.25%, 7/01/33	11,000	11,159,720
New Jersey Health Care Facilities Financing Authority,
RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,547,118
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A (AGC),
5.63%, 12/15/28	2,930	3,264,167

		17,971,005

New York — 0.8%
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,398,440

North Carolina — 0.4%
North Carolina HFA, RB, Home Ownership,
Series 14A, AMT (AMBAC), 5.35%, 1/01/22	1,220	1,230,565

Oklahoma — 0.9%
Claremore Public Works Authority Oklahoma,
Refunding RB, Series A (AGM), 5.25%,
6/01/27 (a)	2,385	2,786,252

Oregon — 0.6%
Medford Hospital Facilities Authority, RB, Asante
Health System, Series A (AGC), 5.00%, 8/01/40	1,755	1,709,423

Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, RB,
Sub-Series B (AGM), 5.25%, 6/01/39	3,000	3,041,790

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.38%, 8/01/39	3,500	3,724,350

South Carolina — 5.5%
South Carolina State Housing Finance &
Development Authority, Refunding RB, Series A-2,
AMT (AGM), 6.35%, 7/01/19	980	995,014
South Carolina State Public Service Authority, RB,
Series A (AMBAC), 5.00%, 1/01/42	15,000	15,333,900

		16,328,914

Texas — 16.7%
City of Dallas Texas, Refunding RB (AGC),
5.25%, 8/15/38	2,100	2,136,225
City of El Paso Texas, Refunding RB, Series A (AGM):
6.00%, 3/01/15	115	126,237
6.00%, 3/01/16	170	186,611
6.00%, 3/01/17	180	197,588
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,564,635
County of Bexar Texas, RB, Venue Project, Motor
Vehicle Rental (BHAC), 5.00%, 8/15/39	1,805	1,836,353

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	$1,000	$1,120,360
Lower Colorado River Authority, Refunding RB, Lower
Colorado River Authority Transmission Services
Project (AGC), 5.50%, 5/15/36	2,935	3,058,299
Lubbock Cooper ISD Texas, GO, School Building
(AGC), 5.75%, 2/15/42	1,250	1,326,850
North Texas Tollway Authority, RB, System, First Tier,
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,090,770
North Texas Tollway Authority, Refunding RB,
System (NPFGC):
First Tier, Series A, 5.63%, 1/01/33	10,975	11,216,999
First Tier, 5.75%, 1/01/40	14,750	15,049,867
First Tier, Series B, 5.75%, 1/01/40	1,000	1,020,330
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Christus Health, Series A
(AGC), 6.50%, 7/01/37	3,000	3,293,400

		49,224,524

Utah — 1.4%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	4,085	4,078,464

Virginia — 0.9%
Virginia Public School Authority, RB, School
Financing, 6.50%, 12/01/35	2,195	2,515,536

Washington — 2.1%
Chelan County Public Utility District No. 1, RB,
Chelan Hydro System, Series A, AMT (AMBAC),
5.45%, 7/01/37	3,840	3,738,585
Washington Health Care Facilities Authority,
Refunding RB, Providence Health, Series C (AGM),
5.25%, 10/01/33	2,375	2,429,079

		6,167,664

Total Municipal Bonds — 123.4%		363,148,222

Municipal Bonds Transferred to
Tender Option Bond Trusts (d)

California — 3.7%
City of San Jose California, GO, Libraries, Parks, and
Public Safety Project (NPFGC), 5.00%, 9/01/30	3,805	3,926,269
San Diego Community College District California,
GO, San Diego Community College District California,
GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,512,017
Sequoia Union High School District, California, GO,
Election Series B (AGM), 5.50%, 7/01/35	5,189	5,355,718

		10,794,004

Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic
Health, Series C3 (AGM), 5.10%, 10/01/41	9,410	9,278,354

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$1,700	$1,898,396

Florida — 8.3%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,381,961
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,765,000
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	3,870	4,185,908

		24,332,869

Georgia — 2.2%
City of Augusta, Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,537,386

Illinois — 6.6%
City of Chicago, Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	3,969	4,158,533
City of Chicago, Illinois, RB, Series A (AGM), 5.00%, 1/01/33	15,000	15,102,600

		19,261,133

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,486,359

Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,237,549

Nevada — 6.8%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,085,800
Series B, 5.50%, 7/01/29	8,247	9,000,786

		20,086,586

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	4,041,735

New York — 2.5%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,440,059

Washington — 2.5%
City of Bellevue, Washington, GO (NPFGC), 5.50%, 12/01/39	6,883	7,335,177

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.4%		118,729,607

Total Long-Term Investments (Cost — $475,233,941) — 163.8%		481,877,829

Short-Term Securities	Par (000)	Value

Florida — 1.1%
Jacksonville Health Facilities Authority, VRDN 0.18%, 2/01/10 (e)	$3,160	$3,160,000

	Shares

Money Market Fund — 1.6%
FFI Institutional Tax-Exempt Fund, 0.16% (f) (g)	4,660,891	4,660,891

Total Short-Term Securities
(Cost — $7,820,891) — 2.7%		7,820,891

Total Investments (Cost — $483,054,832*) — 166.5%		489,698,720
Liabilities in Excess of Other Assets — (1.1)%		(3,091,771)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%		(61,446,782)
Preferred Shares, at Redemption Value — (44.5)%		(131,005,171)

Net Assets Applicable to Common Shares — 100.0%		$294,154,996

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$422,532,212

Gross unrealized appreciation	$13,203,847
Gross unrealized depreciation	(7,435,273)

Net unrealized appreciation	$5,768,574

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

	Value	Unrealized Depreciation
Counterparty

Citigroup, Inc.	$5,739,058	$(25,943)

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Income
Affiliate

FFI Institutional Tax Exempt Fund	$(12,932,199)	$9,124

(g)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	13

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs

Assets

Level 1 — Short-Term Securities	$4,660,891

Level 2
Long-Term Investments[1]	481,877,829
Short-Term Securities	3,160,000

Total Level 2	485,037,829
Level 3	—

Total	$489,698,720

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 109.8%

Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,666,447

County/City/Special District/ School District — 63.5%
Arcadia Unified School District California, GO, Election 2006, Series A (AGM), 5.00%, 8/01/37	9,000	9,042,210
Banning Unified School District California, GO, Election 2006, Series B (AGC), 5.25%, 8/01/33	4,300	4,388,666
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	259,083
Brentwood Infrastructure Financing Authority California, Special Assessment Bonds, Refunding, Series A (AGM), 5.20%, 9/02/29	3,980	4,028,835
Central Unified School District, GO, Election 2008, Series A (AGC), 5.50%, 8/01/29	2,000	2,164,560
Chabot-Las Positas Community College District California, GO, CAB, Election 2004, Series 4-B (AMBAC), 5.17%, 8/01/26 (a)	6,705	2,401,664
Chino Basin Desalter Authority, Refunding RB, Series A (AGC), 5.00%, 6/01/35	1,170	1,159,961
Chino Valley Unified School District, GO, Election 2002, Series C (NPFGC), 5.25%, 8/01/30	3,000	3,047,220
Chula Vista Elementary School District California, COP (NPFGC), 5.00%, 9/01/29	3,785	3,620,807
City of Corona California, COP, Clearwater Cogeneration Project (NPFGC), 5.00%, 9/01/28	5,475	5,092,243
City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	3,008,640
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/27	7,910	8,225,372
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,201,460
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	10,000	10,049,700
Fontana Unified School District California, GO, Series A (AGM), 5.25%, 8/01/31	3,000	3,046,830
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,288,556
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,394,904
Glendora Unified School District California, GO, Election 2005, Series A (NPFGC):
5.00%, 8/01/27	1,350	1,420,335
5.25%, 8/01/30	2,730	2,877,393
Hemet Unified School District California, GO, Election 2006, Series B (AGC), 5.13%, 8/01/37	4,500	4,516,920
Imperial Community College District California, GO, Election of 2004 (NPFGC), 5.00%, 8/01/29	3,090	3,109,189
Lodi Unified School District California, GO, Election 2002 (AGM), 5.00%, 8/01/29	10,260	10,358,393
Los Angeles Community College District California, GO, Election 2001, Series A (NPFGC), 5.00%, 8/01/27	2,475	2,565,833
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	10,000	10,089,100

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/ School District (continued)
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	$5,240	$5,474,804
5.00%, 7/01/35	6,825	6,964,298
Los Angeles County Public Works Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/28	4,165	4,085,032
Los Angeles Unified School District California, GO:
Election 2002, Series C (AGM), 5.00%, 7/01/32	10,000	10,067,400
Election of 2004, Series F (FGIC), 5.00%, 7/01/30	5,000	5,076,600
Merced Community College District California, GO, School Facilities Improvement District No. 1 (NPFGC), 5.00%, 8/01/31	6,850	6,850,000
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	8,000	8,402,960
Natomas Unified School District California, GO, Election 2006 (NPFGC), 5.00%, 8/01/28	6,015	6,069,676
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,487,753
Orchard School District California, GO, Election 2001, Series A (AGC), 5.00%, 8/01/34	9,490	9,504,235
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,373,197
Peralta Community College District California, GO, Peralta Community College (AGM), 5.00%, 8/01/37	6,195	6,225,789
Pittsburg Unified School District, GO, Election 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,086,880
5.63%, 8/01/39	4,500	4,721,490
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,102,100
Richmond Joint Powers Financing Authority California, Refunding LRB, Civic Center Project (AGC), 5.88%, 8/01/37	2,075	2,142,853
Riverside Unified School District California, GO:
Series A (NPFGC), 5.25%, 2/01/23	6,000	6,312,420
Series C (AGC), 5.00%, 8/01/32	5,010	5,047,976
Sacramento City Financing Authority California, RB, Capital Improvement, Community Rein Capital Program, Series A (AMBAC), 5.00%, 12/01/36	2,580	2,441,428
Sacramento City Financing Authority California, Tax Allocation Bonds, CAB, Series A (NPFGC), 5.04%, 12/01/32 (a)	6,590	1,384,295
Saddleback Valley Unified School District California, GO (AGM), 5.00%, 8/01/29	2,565	2,622,020
San Bernardino City Unified School District California, GO, Series A (AGM), 5.00%, 8/01/28	5,000	5,107,050
San Bernardino Community College District California, GO, Election 2002, Series C (AGM), 5.00%, 8/01/31	7,500	7,645,875
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,500	10,588,830

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	15

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/ School District (concluded)
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	$11,400	$11,476,722
San Jose Redevelopment Agency California, Tax Allocation Bonds, Housing Set Aside Merged Area, Series E, AMT (NPFGC), 5.85%, 8/01/27	7,300	7,305,329
San Juan Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	4,250	4,275,755
San Mateo County Transportation District California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	4,350	4,533,657
Santa Rosa High School District California, GO, Election 2002 (NPFGC), 5.00%, 8/01/28	2,500	2,515,150
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,121,808
South Tahoe Joint Powers Financing Authority, RB, South Tahoe Redevelopment Project Area No. 1, Series A (AGM), 5.00%, 10/01/29	1,645	1,652,370
Ventura County Community College District, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/27	3,395	3,507,374
Vista Unified School District California, GO, Series B (NPFGC), 5.00%, 8/01/28	2,550	2,565,453
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,681,035
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,829,631

		310,607,119

Education — 4.5%
California Educational Facilities Authority, RB, Student Loan, Caledge Loan Program, AMT (AMBAC), 5.55%, 4/01/28	6,370	6,102,396
County of San Diego California, COP (NPFGC), 5.75%, 7/01/31	5,200	5,244,044
University of California, RB, Limited Project, Series D (AGM):
5.00%, 5/15/37	2,775	2,776,471
5.00%, 5/15/41	8,000	7,862,720

		21,985,631

Health — 3.4%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	2,130	2,226,510
6.00%, 7/01/39	5,500	5,736,775
California Statewide Communities Development Authority, RB:
Adventist, Series B (AGC), 5.00%, 3/01/37	4,850	4,751,060
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,819,982

		16,534,327

Municipal Bonds	Par (000)	Value

California (continued)

Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program (GNMA):
Series A, 6.35%, 12/01/29	$155	$166,003
Series B, 6.25%, 12/01/31	85	85,957
County of San Bernardino California, Refunding RB, Home Mortgage-Backed Securities, Series A-1, AMT (GNMA), 6.25%, 12/01/31	155	159,509

		411,469

State — 2.9%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,500	3,586,975
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,875	10,548,574

		14,135,549

Transportation — 13.4%
City of San Jose California, RB, Series D (NPFGC), 5.00%, 3/01/28	4,075	4,046,068
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,405,200
County of Sacramento California, RB, Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	4,880	5,180,510
Port of Oakland, RB, Series K, AMT (NPFGC):
5.88%, 11/01/17 (b)	20	20,249
5.75%, 11/01/29	11,405	11,411,387
Port of Oakland, Refunding RB, Series L, AMT (NPFGC), 5.38%, 11/01/27	19,040	17,987,278
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	10,335,053
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,001,030
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	985,690
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,278,350
5.75%, 5/01/25	3,500	3,668,245

		65,319,060

Utilities — 21.5%
City of Glendale California, RB (NPFGC), 5.00%, 2/01/32	4,390	4,349,524
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	9,173,851
City of Oakland California, RB, Series A (AGM), 5.00%, 6/15/29	4,270	4,281,401
City of Santa Clara California, RB, Sub-Series A (NPFGC), 5.00%, 7/01/28	5,500	5,532,395
Contra Costa Water District, Refunding RB:
Series L (AGM), 5.00%, 10/01/32	4,135	4,185,199
Series O (AMBAC), 5.00%, 10/01/24	1,735	1,840,904
East Bay Municipal Utility District, RB (NPFGC):
Series A, 5.00%, 6/01/37	6,500	6,676,280
Sub-Series A, 5.00%, 6/01/35	15,000	15,351,600

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC):
5.00%, 6/01/33	$4,000	$4,093,440
5.00%, 6/01/37	7,985	8,111,882
El Centro Financing Authority California, RB, Series A (AGM), 5.25%, 10/01/35	1,100	1,112,254
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,000	5,052,300
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,635,675
Madera Public Financing Authority California, Refunding RB (NPFGC), 5.00%, 3/01/36	2,750	2,604,250
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,301,998
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	13,039,000
Turlock Public Financing Authority California, RB, Series A (NPFGC), 5.00%, 9/15/33	3,000	3,030,540
Vallecitos Water District California, COP, Refunding, Series A (AGM), 5.00%, 7/01/27	2,000	2,056,080

		105,428,573

Total Municipal Bonds — 109.8%		537,088,175

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 42.6%

Corporate — 8.8%
City of Long Beach California, RB, Series A, AMT, 5.38%, 5/15/24	15,150	15,303,167
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A, 5.00%, 7/01/30	19,630	20,077,957
University of California, RB, Series L 5.00%, 5/15/40	7,398	7,547,012

		42,928,136

County/City/Special District/ School District — 14.6%
Fremont Unified School District Alameda County, California, GO, Election 2002, Series B (AGM), 5.00%, 8/01/30	5,997	6,127,200
Los Angeles Community College District California, GO:
2001 Election, Series A (NPFGC), 5.00%, 8/01/32	20,000	20,186,800
2008 Election, Series A, 6.00%, 8/01/33	9,596	10,644,542
Los Angeles Community College District, California, GO, Election 2001, Series A (AGM), 5.00%, 8/01/32	12,000	12,127,080
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,992,850

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California (concluded)

County/City/Special District/ School District (concluded)
Poway Unified School District, GO, Election 2002 Improvement District 02, Series 1 B (AGM), 5.00%, 8/01/30	$10,000	$10,166,500
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,512,876

		71,757,848

Education — 5.1%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,860	4,800,271
Los Angeles Community College District, California, GO, 2003 Election, Series E (AGM), 5.00%, 8/01/31	7,497	7,605,462
University of California, RB, Series O, 5.75%, 5/15/34	11,190	12,448,763

		24,854,496

Utilities — 14.1%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,568	3,571,422
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	5,007	5,143,617
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,431,520
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,516,150
Rancho Water District Financing Authority, California, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,392,195
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,174,800
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	8,510	8,641,650

		68,871,354

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.6%		208,411,834

Total Long-Term Investments (Cost — $742,462,184) — 152.4%		745,500,009

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	17

Schedule of Investments (concluded)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (d)(e)	8,945,337	$8,945,337

Total Short-Term Securities (Cost — $8,945,337) — 1.8%		8,945,337

Total Investments (Cost — $751,407,521*) — 154.2%		754,445,346
Other Assets Less Liabilities — 1.9%		9,687,002
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.1)%		(108,351,727)
Preferred Shares, at Redemption Value — (34.0)%		(166,538,192)

Net Assets Applicable to Common Shares — 100.0%		$489,242,429

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$643,380,407

Gross unrealized appreciation	$11,190,013
Gross unrealized depreciation	(8,400,543)

Net unrealized appreciation	$2,789,470

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$(12,996,607)	$2,220

(e)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$8,945,337
Level 2 — Long-Term Investments[1]	745,500,009
Level 3	—

Total	$754,445,346

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield Insured Fund, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$2,500	$2,578,325
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	3,605	3,823,030

		6,401,355

Alaska — 1.3%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,639,919

Arizona — 3.0%
Downtown Phoenix Hotel Corp., RB, Senior Series A (FGIC), 5.00%, 7/01/36	21,355	17,585,415
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (GNMA), 5.80%, 7/01/40	3,595	3,664,384
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,725	3,802,107
5.25%, 10/01/28	1,600	1,653,824

		26,705,730

California — 13.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	7,897,400
Antioch Public Financing Authority California, Refunding RB, Municipal Facilities Project, Series A (NPFGC), 5.50%, 1/01/32	5,000	5,091,200
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	6,520	6,544,320
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,596,500
California State Public Works Board, RB, Department of Corrections, Series C, 5.25%, 6/01/28	3,400	3,204,942
California Statewide Communities Development Authority, RB (AGM):
Saint Joseph Health System, Series E, 5.25%, 7/01/47	10,000	10,050,200
Sutter Health, Series D, 5.05%, 8/15/38	5,750	5,698,307
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,917,936
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	11,843,675
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	15,000	14,537,400
Fairfield-Suisun Unified School District California, GO, Election 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,176,420
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	15,000	13,259,850
Mendocino-Lake Community College District, GO, Election 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,485,000
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,203,579
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,551,550

Municipal Bonds	Par (000)	Value

California (concluded)
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	$3,645	$3,647,041
Port of Oakland, Refunding RB, Series L, AMT (NPFGC), 5.38%, 11/01/27	8,465	7,996,970
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects, (Syncora), 5.00%, 10/01/35	10,000	8,524,100
San Mateo Union High School District California, COP, Refunding, CAB, Phase I Projects, Series B (AMBAC), 4.81%, 12/15/43 (b)	3,250	1,396,103
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,110
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	5,000	4,780,450
West Valley-Mission Community College District, GO, Election 2004, Series A (AGM) 5.00%, 8/01/30	3,600	3,690,324

		123,103,377

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	9,813,100

Florida — 16.0%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	15,327,000
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	14,250	14,420,715
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,300	3,348,081
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,153,850
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,320,987
County of Miami-Dade, Florida Building Better Communities Program, GO:
Series B, 6.38%, 7/01/28	6,000	6,842,100
Series B-1, 5.75%, 7/01/33	3,700	3,970,137
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.75%, 6/01/39	5,300	5,507,495
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	10,650	10,742,655
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,005,720
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	14,900	15,052,278
County of Miami-Dade Florida, Refunding RB:
(AGM), 5.00%, 7/01/35	2,800	2,820,944
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	15,000	14,211,900
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/35	9,600	9,236,832
Series C (BHAC), 6.00%, 10/01/23	20,095	23,234,442
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	4,125	4,269,870
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,219,214

		142,684,220

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	19

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia — 1.7%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	$12,500	$12,741,125
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,275	2,283,190

		15,024,315

Hawaii — 0.1%
State of Hawaii, GO, Series CX (AGM), 5.50%, 2/01/21	1,160	1,243,149

Illinois — 14.4%
Chicago Board of Education Illinois, GO, Refunding, CAB, School Reform, Series A (NPFGC), 5.39%, 12/01/22 (b)	10,515	5,635,199
City of Chicago Illinois, ARB, General, 3rd Lien, Series B-2 AMT (NPFGC):
5.25%, 1/01/27	16,685	16,246,518
6.00%, 1/01/27	26,230	27,096,115
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.54%, 1/01/29 (b)	5,000	1,892,800
City of Chicago Illinois, GO, Refunding, Series B (AGM), 5.00%, 1/01/24	12,950	13,607,471
City of Chicago Illinois, Refunding, ARB, General, 3rd Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,416,564
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,748,803
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	21,200	21,109,900
5.25%, 2/01/35	15,000	15,192,750
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,280,030
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,500	3,606,960

		127,833,110

Indiana — 2.0%
City of Indianapolis Indiana, Refunding RB, 2nd Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,318,150
Indiana Health Facility Financing Authority, RB, Deaconess Hospital Obligation, Series A (AMBAC), 5.38%, 3/01/34	2,150	2,108,612
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	9,200	8,973,680
Series B, 5.75%, 1/01/34	1,050	1,079,190

		17,479,632

Iowa — 1.5%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,078,961

Kentucky — 1.6%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,312,240
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	10,000	10,235,800

		14,548,040

Municipal Bonds	Par (000)	Value

Louisiana — 1.5%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	$13,335	$13,079,101

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,785	5,043,534

Massachusetts — 6.0%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38	12,570	11,541,271
Series B, 7.00%, 12/01/38	3,440	3,817,368
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,753,618
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	19,055	19,248,599
Massachusetts Port Authority, Refunding RB, Bosfuel Project, AMT (NPFGC), 5.00%, 7/01/38	18,415	16,851,750

		53,212,606

Michigan — 7.7%
City of Detroit Michigan, RB (AGM):
Second Lien, Series B, 6.25%, 7/01/36	1,075	1,164,021
Second Lien, Series B, 7.00%, 7/01/36	500	571,150
Senior Lien, Series B, 7.50%, 7/01/33	1,800	2,136,240
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,724,985
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	9,194,020
Series C (NPFGC), 5.00%, 7/01/22	5,540	5,602,657
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	4,325	3,902,015
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,125	3,400,156
(AGC), 5.25%, 10/15/24	1,750	1,861,283
(AGC), 5.25%, 10/15/25	3,250	3,432,488
Michigan Strategic Fund, Refunding RB AMT (Syncora):
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	8,000	7,641,360
Detroit Edison Co., Pollution, Series C, 5.65%, 9/01/29	2,935	2,924,493
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/21	2,485	2,694,162
5.25%, 9/15/22	10,000	10,768,700
5.25%, 9/15/26	6,650	7,016,947
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,596,300

		68,630,977

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,109,675

Missouri — 0.0%
Missouri Housing Development Commission, RB, S/F Homeowner Loan, Series C-1, AMT (GNMA), 7.15%, 3/01/32	80	87,252

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 5.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$2,250	$2,469,262
County of Clark Nevada, RB:
Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	12,675	11,565,177
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	750	763,358
Subordinate Lien, Series A2 (NPFGC), 5.00%, 7/01/30	20,000	20,228,400
County of Clark, Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39 (c)	5,170	5,146,735
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	11,850	11,289,258

		51,462,190

New Jersey — 3.4%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	5,000	4,748,650
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	11,266,800
(NPFGC), 5.50%, 9/01/28	2,165	2,426,878
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGC), 5.70%, 12/15/25 (b)	15,735	6,990,117
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,400	5,112,184

		30,544,629

New Mexico — 0.0%
New Mexico Mortgage Finance Authority, RB, S/F Mortgage, Series C-2, AMT (GNMA), 6.95%, 9/01/31	260	277,189

New York — 4.2%
City of New York New York, GO:
Series J, 5.25%, 5/15/24	10,000	10,585,200
Series M (AGC), 5.00%, 4/01/30	5,000	5,176,900
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,774,175
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, 3rd General Resolution, Series A (NPFGC), 5.50%, 5/15/24	7,790	8,726,747
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,769,415

		37,032,437

Oregon — 0.2%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/01/40	1,550	1,509,747

Pennsylvania — 3.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 70A, AMT, 5.80%, 4/01/27	4,740	4,745,735
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	15,997,800
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,419,860

		27,163,395

Municipal Bonds	Par (000)	Value

Puerto Rico — 2.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/26	$4,840	$5,004,415
6.00%, 7/01/27	4,235	4,373,103
6.00%, 7/01/28	2,750	2,837,808
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 6.38%, 8/01/39	10,195	10,848,499
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (b)	7,500	1,114,800

		24,178,625

South Carolina — 1.0%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,895	4,037,207
5.25%, 12/01/29	3,215	3,314,086
5.25%, 12/01/30	1,160	1,190,380
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	515	522,890

		9,064,563

Tennessee — 0.2%
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,700	1,707,701

Texas — 17.4%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,206,300
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,435,585
5.38%, 11/15/38	3,650	3,850,422
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	11,708,600
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	15,000	15,162,000
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.58%, 8/15/28 (b)	10,000	3,215,700
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	9,650	9,143,471
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC):
5.75%, 11/15/19	265	269,720
5.75%, 11/15/20	3,500	3,553,515
5.25%, 11/15/30	9,800	9,108,120
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,141,500
Leander ISD Texas, GO, Refunding, CAB, School Building (PSF-GTD), 5.51%, 8/15/36 (b)	15,000	3,519,900
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30	6,250	5,869,687

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	21

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
North Texas Tollway Authority, Refunding RB:
First Tier, Series A, 6.00%, 1/01/28	$6,275	$6,670,890
System, First Tier, Series A (NPFGC), 5.13%, 1/01/28	21,750	21,770,010
System, First Tier, Series B (NPFGC), 5.75%, 1/01/40	10,000	10,203,300
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	4,490	4,548,909
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	10,000	9,927,500
5.00%, 8/15/42	10,000	9,139,200

		154,444,329

Utah — 1.9%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 5.36%, 6/15/20	15,930	9,931,081
(NPFGC), 5.21%, 6/15/24	13,930	6,674,838

		16,605,919

Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	340	347,211
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	2,730	2,755,744

		3,102,955

Washington — 5.3%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	2,949,978
Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (NPFGC), 5.65%, 7/01/32	6,000	6,033,360
Radford Court Properties Washington, RB (NPFGC), 5.75%, 6/01/32	10,000	10,169,300
Seattle Housing Authority Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (AGM), 5.15%, 11/01/27	6,255	6,294,219
Skagit County Public Hospital District No. 1 Washington, GO, Series A (NPFGC):
5.25%, 12/01/25	4,745	4,846,163
5.25%, 12/01/26	5,450	5,547,337
Washington Health Care Facilities Authority, RB, Providence Health System, Series A (NPFGC), 5.25%, 10/01/21	5,575	5,627,907
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,889,078

		47,357,342

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,489,755

Total Municipal Bonds — 119.5%		1,063,658,829

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California — 10.7%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	$6,990	$7,116,589
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	18,242,480
City of Riverside, California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	19,522,400
Las Virgenes Unified School District, California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,194,595
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	5,248	5,821,234
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,081,193
San Diego Community College District California, GO, Election 2002, 5.25%, 8/01/33	1,047	1,070,570
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	9,514,954
San Francisco Bay Area Transit Financing Authority, RB (AGM), 5.00%, 7/01/36	10,000	10,110,252
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,453,040

		95,127,307

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,469	2,602,897

Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T 1, 4.70%, 7/01/29	5,010	5,293,766

District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	2,882,111
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,779,491

		7,661,602

Florida — 0.4%
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,379,712

Georgia — 1.2%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,305,950

Illinois — 3.2%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	11,886,600
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,289,900
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, Mccormick Place Expansion, Series B (NPFGC), 5.75%, 6/15/23	4,798	5,190,352

		28,366,852

Kentucky — 0.7%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,458,076

Louisiana — 1.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,192,800

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	$4,813	$5,282,819
5.50%, 7/01/29	510	556,412

		5,839,231

New Jersey — 1.4%
Garden State Preservation Trust, RB, Election 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,582,500

New York — 4.2%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	18,075,059
Port Authority of New York & New Jersey, RB, Cons Thirty Seventh, AMT (AGM), 5.13%, 7/15/30	19,500	19,600,620

		37,675,679

Ohio — 0.7%
County of Montgomery, Ohio, RB, Catholic Health, Series C1 (AGM), 5.00%, 10/01/41	4,990	4,842,995
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,587,442

		6,430,437

South Carolina — 0.6%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,968	5,086,164

Texas — 3.9%
Friendswood ISD, Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,450,070
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,470,900
Texas State University Systems, Texas, RB, 5.25%, 3/15/26	10,000	10,773,300

		34,694,270

Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,950	4,167,329

Washington — 6.1%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/34	16,770	17,538,821
County of King, Washington, RB (AGM), 5.00%, 1/01/37	15,785	16,197,746
Port of Seattle WA, RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	20,316,505

		54,053,072

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	3,958,772

Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 37.5%		333,876,416

Total Long-Term Investments
(Cost — $1,381,286,380) — 157.0%		1,397,535,245

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (e)(f)	16,925,057	$16,925,057

Total Short-Term Securities
(Cost — $16,925,057) — 1.9%		16,925,057

Total Investments (Cost — $1,398,211,437*) — 158.9%		1,414,460,302
Other Assets Less Liabilities — 0.7%		6,442,379
Liability for Trust Certificates, Including
Interest Expense and Fees Payable — (19.6)%		(174,481,693)
Preferred Shares, at Redemption Value — (40.0)%		(356,488,840)

Net Assets Applicable to Common Shares — 100.0%		$889,932,148

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,230,384,776

Gross unrealized appreciation	$37,760,228
Gross unrealized depreciation	(28,058,800)

Net unrealized appreciation	$9,701,428

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup, Inc.	$5,146,735	$(23,265)

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax Exempt Fund	$(16,688,729)	$24,753

(f)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	23

Schedule of Investments (concluded)	BlackRock MuniYield Insured Fund, Inc. (MYI)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$16,925,057
Level 2 — Long-Term Investments[1]	1,397,535,245
Level 3	—

Total	$1,414,460,302

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 135.9%

Corporate — 13.6%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series A, 6.25%, 4/15/27 (a)	$2,420	$2,692,540
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,540,725
Michigan Strategic Fund, Refunding RB, Detroit
Edison Co. Project, Series A, AMT (NPFGC), 5.55%,
9/01/29	9,500	9,443,380
Monroe County EDC Michigan, Refunding RB, Detroit
Edison Co. Project, Series AA (NPFGC), 6.95%,
9/01/22	6,500	7,534,280

		22,210,925

County/City/Special District/ School District — 44.4%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/34 (a)	2,400	2,763,624
Anchor Bay School District Michigan, GO, School Building & Site, Series II (Q-SBLF), 5.75%, 5/01/20 (a)	3,165	3,209,753
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,915	2,930,333
Bullock Creek School District Michigan, GO (NPFGC), 5.50%, 5/01/26 (a)	2,150	2,179,197
Charter Township of Canton Michigan, GO, Capital Improvement (AGM) 5.00%, 4/01/27	500	525,470
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	614,844
County of Genesee, Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	502,755
County of Wayne Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (NPFGC), 5.00%, 12/01/30	1,180	1,075,900
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,070,200
Detroit City School District Michigan, School Building & Site Improvement, GO (FGIC):
Series A, 5.38%, 5/01/24 (a)	1,480	1,680,747
Series B, 5.00%, 5/01/28	1,900	1,835,837
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,140,120
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	3,065	3,529,378
(NPFGC), 5.00%, 5/01/28	585	595,495
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,081,420
5.63%, 5/01/18	1,000	1,065,380
5.63%, 5/01/19	1,100	1,171,918
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/18	535	601,040
5.50%, 10/01/19	130	146,047
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,050,490

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/ School District (concluded)
Harper Woods School District Michigan, GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	$215	$247,575
(NPFGC), 5.00%, 5/01/34	10	10,026
Hartland Consolidated School District Michigan, GO, (Q-SBLF), 6.00%, 5/01/16 (a)	3,425	3,475,895
Haslett Public School District Michigan, GO, Building & Site (NPFGC), 5.63%, 5/01/18 (a)	1,275	1,385,441
Jackson Public Schools Michigan, GO (FGIC), 5.38%, 5/01/10 (a)	3,975	4,027,708
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,097,912
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	400	431,984
5.00%, 5/01/25	1,000	1,037,170
5.00%, 5/01/26	1,050	1,085,175
5.00%, 5/01/35	2,000	2,023,800
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,470	2,447,301
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	516,845
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,557,331
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	3,048,240
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGM):
5.50%, 10/15/10	6,610	6,827,205
5.50%, 10/15/10 (b)	390	404,684
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	517,960
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,206,468
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	711,494
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,151,510
South Lyon Community Schools Michigan, GO, Series A (NPFGC), 5.75%, 5/01/10 (a)	2,650	2,687,683
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,143,480
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,146,150
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,515,345
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	779,243
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,258,757

		72,512,330

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	25

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Education — 5.8%
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	$1,125	$1,054,699
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 12/01/12	550	612,090
5.90%, 12/01/12	1,000	1,114,040
Michigan Higher Education Student Loan Authority, RB, Student Loan, AMT (AMBAC):
Series XVII-B, 5.40%, 6/01/18	3,000	3,003,780
Series XVII-Q, 5.00%, 3/01/31	500	451,100
Michigan State Building Authority, RB, Facilities Program, Series II (AMBAC), 4.86%, 10/15/10 (b)(c)	1,675	1,668,685
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,489,846

		9,394,240

Health — 22.5%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	2,170	2,076,538
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	755	702,913
Series A, 5.38%, 7/01/20	385	339,909
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,242,460
Michigan State Hospital Finance Authority, RB:
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,020,960
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,450,671
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (b)	2,000	2,007,900
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,278,225
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	3,110	2,872,831
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	2,841,505
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,480,942
McLaren Health Care, 5.75%, 5/15/38	1,500	1,523,565
Series A, Trinity Health, 6.13%, 12/01/23	940	1,032,336
Series A, Trinity Health, 6.25%, 12/01/28	570	628,488
Series A, Trinity Health, 6.50%, 12/01/33	1,400	1,553,720
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,016,350
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,960,803
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,578,060
Trinity Health, Series A, 6.00%, 12/01/20	1,400	1,435,266
Trinity Health, Series A (AMBAC), 6.00%, 12/01/27	5,500	5,617,920
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,159,420

		36,820,782

Municipal Bonds	Par (000)	Value

Michigan (concluded)

Housing — 3.3%
Michigan State HDA, RB:
Deaconess Tower, AMT (GNMA), 5.25%, 2/20/48	$1,000	$985,700
Series A, 6.00%, 10/01/45	4,280	4,390,039
Series A, AMT (NPFGC), 5.30%, 10/01/37	25	24,926

		5,400,665

State — 12.9%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	1,500	1,676,025
5.00%, 11/01/15	1,000	1,115,870
5.00%, 11/01/16	500	554,775
5.38%, 11/01/24	125	135,503
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,556,917
Series I (AGC), 5.25%, 10/15/24	2,000	2,127,180
Series I (AGC), 5.25%, 10/15/25	1,500	1,584,225
Series I (AGC), 5.25%, 10/15/26	400	420,792
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,013,980
State of Michigan, COP, Refunding, New Center Development Inc. (NPFGC), 5.75%, 9/01/11	5,045	5,454,856
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27 (b)	3,250	3,412,142

		21,052,265

Transportation — 15.7%
County of Wayne Michigan, RB, Detroit Metropolitan, Wayne County, Series A, AMT (NPFGC), 5.38%, 12/01/15	6,500	6,539,325
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,261,900
5.25%, 12/01/26	3,700	3,452,655
5.00%, 12/01/34	5,200	4,379,336
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,068,140
5.38%, 12/01/32	4,300	3,952,818

		25,654,174

Utilities — 17.7%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,284,600
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,620	2,392,532
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,780	2,006,113
Senior Lien, Series A (AGM), 5.00%, 7/01/25	3,460	3,469,273
Senior Lien, Series A (FGIC), 5.75%, 7/01/13 (a)	1,000	1,074,680
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,600	4,200,628
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	6,488,856
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,685,865
City of Wyoming Michigan, RB (NPFGC), 5.00%, 6/01/30	5,300	5,361,480

		28,964,027

Total Municipal Bonds in Michigan		222,009,408

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 7.6%

State — 5.6%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	$4,200	$4,336,962
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.19%, 8/01/43	12,500	1,628,625
4.99%, 8/01/46	30,000	3,156,900

		9,122,487

Transportation — 2.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC) 5.50%, 7/01/31	3,000	3,237,000

Total Municipal Bonds in Puerto Rico		12,359,487

Total Municipal Bonds — 143.5%		234,368,895

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Michigan — 10.8%

County/City/Special District/ School District — 4.4%
Lakewood Public Schools, Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,227,454
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,941,200

		7,168,654

Education — 6.4%
Saginaw Valley State University MI, Refunding RB (AGM), 5.00%, 7/01/31	2,500	2,558,550
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,790	7,961,848

		10,520,398

Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.8%		17,689,052

Total Long-Term Investments (Cost — $251,115,736) — 154.3%		252,057,947

Short-Term Securities	Shares

CMA Michigan Municipal Money Fund, 0.00% (e)(f)	6,050,336	6,050,336

Total Short-Term Securities
(Cost — $6,050,336) — 3.7%		6,050,336

Total Investments (Cost — $257,166,072*) — 158.0%		258,108,283
Other Assets Less Liabilities — 1.0%		1,599,958
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (5.5)%		(9,034,912)
Preferred Shares, at Redemption Value — (53.5)%		(87,355,469)

Net Assets Applicable to Common Shares — 100.0%		$163,317,860

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$247,944,561

Gross unrealized appreciation	$8,084,836
Gross unrealized depreciation	(6,951,114)

Net unrealized appreciation	$1,133,722

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity
Affiliate		Income

CMA Michigan Municipal Money Fund	$1,934,775	$607

(f)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$6,050,336
Level 2 — Long-Term Investments[1]	252,057,947
Level 3	—

Total	$258,108,283

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	27

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 113.9%

Corporate — 9.7%
New York City Industrial Development Agency, RB, Japan Airlines Co., Remarketed, AMT (AGM), 6.00%, 11/01/15	$3,190	$3,192,105
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24	1,500	1,506,690

New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,150	3,166,159
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	3,000	3,011,010
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/ Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	10,750	10,587,460
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,471,404
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC):
6.00%, 10/01/10	8,530	8,788,630
6.15%, 10/01/11	9,170	9,825,930
6.25%, 10/01/12	6,470	7,104,578

		51,653,966

County/City/Special District/ School District — 34.9%
City of Buffalo New York, GO, School, Series D (NPFGC):
5.50%, 12/15/14	1,250	1,323,875
5.50%, 12/15/16	1,500	1,565,145
City of New York New York, GO, Series B (NPFGC), 5.75%, 8/01/13	1,280	1,327,756
City of New York New York, GO, Refunding, Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,344
City of Niagara Falls, New York, GO, Water Treatment Plant (NPFGC), AMT 7.25%, 11/01/10	1,000	1,052,350
Dutchess County Resource Recovery Agency, New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,765,501
Erie County Industrial Development Agency, RB, City of Buffalo Project (AGM), 5.75%, 5/01/20	1,900	2,070,848
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	12,150	11,308,856
(NPFGC), 4.50%, 2/15/47	16,275	14,736,199
Ilion Central School District, New York, GO, Series B (FGIC), 5.50%, 6/15/15	1,675	1,725,669

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/ School District (concluded)
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.48%, 3/01/39 (a)	$5,000	$893,100
CAB, Yankee Stadium (AGC), 6.42%, 3/01/43 (a)	5,830	770,609
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,107,050
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	11,800	10,852,342
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	5,250	4,773,248
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	9,900	8,900,595
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,650	8,673,034
Yankee Stadium (NPFGC), 5.00%, 3/01/36	4,650	4,335,753
New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel COP, Series A (AMBAC), 5.63%, 1/01/12	1,020	1,033,841
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,750	1,682,643
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,405,180
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,606,155
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,674,011
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	2,500	2,684,125
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,088,100
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,567,739
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,036,870
New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,507,380
5.00%, 11/15/35	33,000	32,526,780
5.00%, 11/15/44	13,470	12,995,721
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	1,115	1,232,175
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC) 5.25%, 10/15/27	11,200	11,602,864
Syracuse Industrial Development Agency, New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	11,500	7,639,220
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	508,723
5.50%, 4/15/13	455	517,895
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	2,022,717
6.40%, 4/01/17	555	679,986

		186,264,399

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education — 8.4%
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	$5,410	$5,556,990
5.00%, 7/01/35	2,675	2,714,189
New York City Industrial Development Agency, RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	2,480	2,111,670
New York City Industrial Development Agency, Refunding RB, Nightingale, Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,365,665
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,698,770
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,500	2,471,800
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	6,999,180
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,304,052
New York State Dormitory Authority, Refunding RB, City University System, Series C (NPFGC), 7.50%, 7/01/10	815	838,317
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,271,466
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,461,286
5.00%, 12/01/39	2,150	2,159,804
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	4,250	4,334,192
5.00%, 7/01/44	500	505,910

		44,793,291

Health — 6.4%
New York City Industrial Development Agency, RB, Royal Charter, NY Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,451,149
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,520,865

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	$6,000	$6,205,500
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	3,000	3,086,520
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	5,000	5,044,350
New York State Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	1,180	1,202,679
New York State Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	1,000	999,960
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,092,783
Series B (NPFGC), 6.50%, 2/15/11 (b)	1,000	1,064,550
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	3,250	3,144,895
Oneida County Industrial Development Agency New York, RB, Civic Facilities, Mohawk Valley, Series A (AGM), 5.20%, 2/01/13	1,050	1,063,797

		33,877,048

Housing — 3.1%
Monroe County Industrial Development Agency, RB, Industrial Development, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	1,235	1,248,425
6.25%, 2/01/31	1,125	1,136,891
New York City Housing Development Corp., RB AMT:
Series C, 5.00%, 11/01/26	1,500	1,499,880
Series C, 5.05%, 11/01/36	2,000	1,858,660
Series H-1, 4.70%, 11/01/40	1,340	1,194,422
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,130	1,133,085
Series 133, 4.95%, 10/01/21	1,540	1,560,929
Series 143, 4.90%, 10/01/37	1,000	932,600
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,427,174
New York State HFA, RB, Saint Philip’s Housing, Series A (FNMA), AMT, 4.65%, 11/15/38	1,500	1,411,290
Yonkers Industrial Development Agency New York, RB, Monastery Manor Association LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,332,603

		16,735,959

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	29

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

State — 8.7%
New York State Dormitory Authority, RB:
Master Boces Program Lease (AGC), 5.00%, 8/15/28	$1,750	$1,815,870
Mental Health Facilities, Series B, 5.25%, 2/15/23 (c)	1,570	1,781,542
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,460	6,525,827
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	559,779
School District Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,114,192
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,274,325
Upstate Community Colleges, Series A (AGM), 6.00%, 7/01/16 (c)	1,070	1,107,193
New York State Dormitory Authority, Refunding RB, School District Financing Program, Series B (AGM), 5.00%, 4/01/36	5,000	5,090,300
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,577,925
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,609,862
New York State Urban Development Corp., Personal Income Tax, RB (NPFGC):
Series C-1, 5.00%, 3/15/33 (c)	3,000	3,375,000
State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,159,450
New York State Urban Development Corp., Refunding RB, Correctional Capital Facilities, Series A (AGM), 6.50%, 1/01/11	3,190	3,360,665

		46,351,930

Tobacco — 1.7%
Tobacco Settlement Financing Corp. New York, RB:
Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,283,400
Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,103,880
Series B-1C, 5.50%, 6/01/22	1,900	2,012,879

		9,400,159

Transportation — 29.3%
Hudson Yards Infrastructure Corp., RB (AGC):
5.00%, 2/15/47	3,750	3,635,588
Series A, 5.00%, 2/15/47	550	533,220
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	3,200	3,652,832
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/32	1,015	1,028,388
Series A (AGM), 5.75%, 11/15/32	29,300	31,062,981
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,446,962
Series A (NPFGC), 5.00%, 11/15/30	6,600	6,654,252
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,537,400
Series C (AGM), 5.13%, 7/01/13 (c)	1,640	1,812,315
Transportation, Series F (NPFGC), 5.25%, 11/15/27 (c)	6,235	7,011,258
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	5,042,400

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation (concluded)
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	$6,000	$6,130,920
Series G (AGM), 4.75%, 1/01/29	7,250	7,343,090
Series G (AGM), 4.75%, 1/01/30	9,000	9,029,520
Series G (AGM), 5.00%, 1/01/30	2,000	2,059,200
Series G (AGM), 5.00%, 1/01/32	1,030	1,052,505
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,734,755
Port Authority of New York & New Jersey, RB:
Consolidated 116th Series, 4.13%, 9/15/32	2,700	2,507,058
Consolidated, 161st Series, 4.50%, 10/15/37	1,750	1,695,977
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/10	14,750	15,071,697
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	7,175	7,465,803
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,693,288
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,778,003
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	10,160	10,418,470
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,500	3,494,260
Triborough Bridge & Tunnel Authority, New York, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,212,100
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,552,606
Triborough Bridge & Tunnel Authority, Refunding RB, General Purpose, Series Y (NPFGC), 6.00%, 1/01/12 (b)	1,290	1,383,035

		156,039,883

Utilities — 11.7%
Buffalo Sewer Authority, New York, RB, Series F (NPFGC), 6.00%, 7/01/13	4,300	4,583,026
Long Island Power Authority, RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,670,595
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,082,440
Series A (AGC), 5.75%, 4/01/39	1,015	1,117,434
Series A (AMBAC), 5.00%, 9/01/29	7,000	7,146,300
New York City Municipal Water Finance Authority, RB:
Fiscal 2004, Series C (NPFGC), 5.00%, 6/15/35	975	994,519
Series A (AGM), 4.25%, 6/15/39	500	467,200
Series A (AMBAC), 5.00%, 6/15/35	3,500	3,555,195
Series A (NPFGC), 5.75%, 6/15/27 (c)	24,650	26,447,971
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,267,650
Series D (AGM), 5.00%, 6/15/37	9,000	9,182,250
Series DD (AGM), 4.50%, 6/15/39	1,500	1,468,785
Series F (AGM), 5.00%, 6/15/29	500	505,610

		62,488,975

Total Municipal Bonds in New York		607,605,610

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam — 0.8%

Transportation — 0.8%
Guam International Airport Authority, RB, General, Series C (NPFGC), AMT:
5.25%, 10/01/21	$2,240	$2,242,487
5.25%, 10/01/22	2,050	2,050,820

Total Municipal Bonds in Guam		4,293,307

Puerto Rico — 14.0%

County/City/Special District/ School District — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.79%, 8/01/41 (a)	12,800	1,902,592

Housing — 0.7%
Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	4,003,960

State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	2,000	2,094,440
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	2,150	2,212,974
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,091,260
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,775	4,986,294
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	3,669,840
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (a):
(AMBAC), 4.74%, 7/01/35	3,900	636,675
(AMBAC), 5.03%, 7/01/43	8,000	730,240
(FGIC), 4.62%, 7/01/31	22,030	5,001,911
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	2,941,000
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%, 8/01/37	4,500	4,589,055

		28,953,689

Transportation — 4.9%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (c)	655	748,422
Series G (FGIC), 5.25%, 7/01/19	2,265	2,290,323
Series G (FGIC), 5.25%, 7/01/21	345	346,808
Series Y (AGM), 6.25%, 7/01/21	6,275	6,965,564
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series D, 5.75%, 7/01/12 (c)	3,000	3,334,020
Series CC (AGM), 5.50%, 7/01/31	5,000	5,395,000
Series CC (AGM), 5.25%, 7/01/32	1,000	1,034,810
Series CC (AGM), 5.25%, 7/01/33	1,000	1,028,640
Series CC (AGM), 5.25%, 7/01/36	4,750	4,859,535

		26,003,122

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	$10,980	$10,708,245
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	3,033,720

		13,741,965

Total Municipal Bonds in Puerto Rico		74,605,328

Total Municipal Bonds — 128.7%		686,504,245

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

New York — 28.7%

County/City/Special District/ School District — 11.5%
City of New York. New York, GO:
Series J, 5.00%, 5/15/23	6,750	7,081,425
Sub-Series C 3 (AGC), 5.75%, 8/15/28	14,400	16,180,128
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,447,180
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	29,000	31,394,240

		61,102,973

Education — 1.2%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,664,093

State — 1.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,732,733

Transportation — 13.0%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,025,420
Metropolitan Transportation Authority, Refunding, RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,540,624
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	16,349,600
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	10,196,200
Port Authority of New York & New Jersey, RB, Consolidated Thirty Seventh, AMT (AGM), 5.13%, 7/15/30	2,500	2,512,900
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 11/15/23	7,000	7,475,230
5.00%, 11/15/32	19,678	19,972,956

		69,072,930

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	31

Schedule of Investments (concluded)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York (concluded)

Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	$4,094	$4,565,674
Series FF-2, 5.50%, 6/15/40	2,759	3,019,171

		7,584,845

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.7%		153,157,574

Total Long-Term Investments (Cost — $835,715,042) — 157.4%		839,661,819

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 0.00% (e)(f)	12,621,815	12,621,815

Total Short-Term Securities (Cost — $12,621,815) — 2.4%		12,621,815

Total Investments (Cost — $848,336,857*) — 159.8%		852,283,634
Other Assets Less Liabilities — 1.4%		7,469,757
Liability for Trust Certificates, Including
Interest Expense and Fees Payable — (14.8)%		(78,690,019)
Preferred Shares, at Redemption Value — (46.4)%		(247,723,844)

Net Assets Applicable to Common Shares — 100.0%		$533,339,528

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$770,300,300

Gross unrealized appreciation	$24,211,049
Gross unrealized depreciation	(20,842,519)

Net unrealized appreciation	$3,368,530

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$(185,424)	$1,864

(f)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$12,621,815
Level 2 — Long-Term Investments[1]	839,661,819
Level 3	—

Total	$852,283,634

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Assets and Liabilities

January 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Assets

Investments at value — unaffiliated[1]	$485,037,829	$745,500,009	$1,397,535,245	$252,057,947	$839,661,819
Investments at value — affiliated[2]	4,660,891	8,945,337	16,925,057	6,050,336	12,621,815
Interest receivable	5,151,442	11,439,581	17,136,278	3,021,327	9,761,693
Investments sold receivable	1,010,833	675,104	5,198,813	—	320,000
Prepaid expenses	34,949	58,086	95,689	42,489	60,389
Other assets	—	66,380	119,717	—	71,600

Total assets	495,895,944	766,684,497	1,437,010,799	261,172,099	862,497,316

Liabilities

Investments purchased payable	7,474,423	—	11,126,367	509,826	—
Income dividends payable — Common Shares	1,564,670	2,096,033	4,105,491	802,637	2,169,528
Investment advisory fees payable	196,609	323,541	602,258	108,512	363,004
Interest expense and fees payable	48,848	76,258	107,595	4,912	75,215
Officer’s and Directors’ fees payable	444	73,607	131,048	521	79,645
Other affiliates payable	2,784	4,916	9,128	1,628	5,440
Other accrued expenses payable	50,066	54,052	133,826	40,734	126,308

Total accrued liabilities	9,337,844	2,628,407	16,215,713	1,468,770	2,819,140

Other Liabilities

Trust certificates[3]	61,397,934	108,275,469	174,374,098	9,030,000	78,614,804

Total Liabilities	70,735,778	110,903,876	190,589,811	10,498,770	81,433,944

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	131,005,170	166,538,192	356,488,840	87,355,469	247,723,844

Net Assets Applicable to Common Shareholders	$294,154,996	$489,242,429	$889,932,148	$163,317,860	$533,339,528

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6]	$298,178,261	$497,660,786	$949,651,998	$163,853,685	$553,621,921
Undistributed net investment income	5,575,667	5,904,777	13,125,709	2,651,131	8,078,987
Accumulated net realized loss	(16,242,820)	(17,360,959)	(89,094,424)	(4,129,167)	(32,308,157)
Net unrealized appreciation/depreciation	6,643,888	3,037,825	16,248,865	942,211	3,946,777

Net Assets Applicable to Common Shareholders	$294,154,996	$489,242,429	$889,932,148	$163,317,860	$533,339,528

Net asset value per Common Share	$13.16	$14.24	$13.22	$13.53	$13.52

[1] Investments at cost — unaffiliated	$478,393,941	$742,462,184	$1,381,286,380	$251,115,736	$835,715,042

[2] Investments at cost — affiliated	$4,660,891	$8,945,337	$16,925,057	$6,050,336	$12,621,815

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	—	1,941	9,908

Par value $0.10 per share	5,240	6,661	14,258	1,553	—

[5] Preferred Shares authorized	8,180	11,000	22,800	3,960	12,160

[6] Common Shares outstanding, 200 million shares authorized, $0.10 par value	22,352,426	34,361,200	67,303,125	12,069,721	39,445,962

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	33

Statements of Operations

Six Months Ended January 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Investment Income

Interest	$11,893,612	$17,313,989	$33,940,162	$6,395,830	$21,186,494
Income — affiliated	9,124	4,897	29,511	607	4,710

Total income	11,902,736	17,318,886	33,969,673	6,396,437	21,191,204

Expenses

Investment advisory	1,337,308	1,889,221	3,508,414	646,291	2,104,326
Commissions for Preferred Shares	100,556	130,785	271,575	64,976	192,966
Accounting services	65,274	101,996	185,697	30,685	126,310
Professional	37,948	35,053	63,685	25,461	44,684
Transfer agent	25,685	37,998	67,411	23,440	48,678
Officer and Directors	17,501	33,920	64,266	10,096	36,246
Custodian	13,061	19,167	30,937	6,928	19,012
Printing	8,363	13,359	25,329	5,072	15,854
Registration	4,654	6,023	11,800	4,601	6,844
Miscellaneous	49,385	59,834	87,470	35,278	60,987

Total expenses excluding interest expense and fees	1,659,735	2,327,356	4,316,584	852,828	2,655,907
Interest expense and fees[1]	236,316	340,881	575,188	28,051	308,481

Total expenses	1,896,051	2,668,237	4,891,772	880,879	2,964,388
Less fees waived by advisor	(199,627)	(19,274)	(14,739)	(5,669)	(14,010)

Total expenses after fees waived	1,696,424	2,648,963	4,877,033	875,210	2,950,378

Net investment income	10,206,312	14,669,923	29,092,640	5,521,227	18,240,826

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	177,991	604,747	(1,081,763)	618,016	(95,102)
Financial futures contracts	21,903	15,930	302,345	115,635	(22,326)

	199,894	620,677	(779,418)	733,651	(117,428)

Net change in unrealized appreciation/depreciation on investments	19,022,308	25,535,270	61,846,435	6,754,527	29,469,236

Total realized and unrealized gain	19,222,202	26,155,947	61,067,017	7,488,178	29,351,808

Dividends to Preferred Shareholders From

Net investment income	(283,709)	(512,166)	(1,216,404)	(236,214)	(723,452)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$29,144,805	$40,313,704	$88,943,253	$12,773,191	$46,869,182

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$10,206,312	$20,160,412
Net realized gain (loss)	199,894	(11,811,410)
Net change in unrealized appreciation/depreciation	19,022,308	(4,009,106)
Dividends to Preferred Shareholders from net investment income	(283,709)	(2,736,892)

Net increase in net assets applicable to Common Shareholders resulting from operations	29,144,805	1,603,004

Dividends to Common Shareholders From

Net investment income	(9,332,138)	(14,193,791)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	19,812,667	(12,590,787)
Beginning of period	274,342,329	286,933,116

End of period	$294,154,996	$274,342,329

Undistributed net investment income	$5,575,667	$4,985,202

BlackRock MuniYield California Insured Fund, Inc. (MCA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$14,669,923	$29,423,972
Net realized gain (loss)	620,677	(7,354,130)
Net change in unrealized appreciation/depreciation	25,535,270	(10,184,886)
Dividends to Preferred Shareholders from net investment income	(512,166)	(4,039,487)

Net increase in net assets applicable to Common Shareholders resulting from operations	40,313,704	7,845,469

Dividends to Common Shareholders From

Net investment income	(12,576,199)	(22,575,308)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	27,737,505	(14,729,839)
Beginning of period	461,504,924	476,234,763

End of period	$489,242,429	$461,504,924

Undistributed net investment income	$5,904,777	$4,323,219

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	35

Statements of Changes in Net Assets	BlackRock MuniYield Insured Fund, Inc. (MYI)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$29,092,640	$58,754,948
Net realized loss	(779,418)	(45,344,504)
Net change in unrealized appreciation/depreciation	61,846,435	793,742
Dividends to Preferred Shareholders from net investment income	(1,216,404)	(8,128,538)

Net increase in net assets applicable to Common Shareholders resulting from operations	88,943,253	6,075,648

Dividends to Common Shareholders From

Net investment income	(24,632,944)	(45,900,731)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	64,310,309	(39,825,083)
Beginning of period	825,621,839	865,446,922

End of period	$889,932,148	$825,621,839

Undistributed net investment income	$13,125,709	$9,882,417

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$5,521,227	$11,238,595
Net realized gain	733,651	129,790
Net change in unrealized appreciation/depreciation	6,754,527	(5,910,336)
Dividends to Preferred Shareholders from net investment income	(236,214)	(1,734,047)

Net increase in net assets applicable to Common Shareholders resulting from operations	12,773,191	3,724,002

Dividends to Common Shareholders From

Net investment income	(4,815,819)	(8,122,923)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	7,957,372	(4,398,921)
Beginning of period	155,360,488	159,759,409

End of period	$163,317,860	$155,360,488

Undistributed net investment income	$2,651,131	$2,181,937

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$18,240,826	$34,156,457
Net realized gain (loss)	(117,428)	(4,120,078)
Net change in unrealized appreciation/depreciation	29,469,236	(19,596,751)
Dividends to Preferred Shareholders from net investment income	(723,452)	(5,209,900)

Net increase in net assets applicable to Common Shareholders resulting from operations	46,869,182	5,229,728

Dividends to Common Shareholders From

Net investment income	(12,622,708)	(25,048,659)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	34,246,474	(19,818,931)
Beginning of period	499,093,054	518,911,985

End of period	$533,339,528	$499,093,054

Undistributed net investment income	$8,078,987	$3,184,321

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	37

Statements of Cash Flows

Six Months Ended Ended January 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$29,428,514	$40,825,870	$90,159,657
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	190,810	(485,530)	(694,717)
Increase in other assets	—	(18,863)	(34,372)
Decrease in income receivable — affiliated	—	617	375
Increase in investment advisory fees payable	5,457	6,842	3,575
Increase (decrease) in other affiliates payable	(39)	537	1,109
Decrease in accrued expenses payable	(14,837)	(35,584)	(19,739)
Increase (decrease) in Officer’s and Directors’ fees payable	(167)	24,828	43,876
Decrease in interest expense and fees payable	(141,436)	(178,478)	(322,508)
Net realized and unrealized gain	(19,200,299)	(26,140,017)	(60,764,672)
Amortization of premium and discount on investments	442,466	1,258,497	671,558
Proceeds for sales of long-term investments	44,829,705	112,497,054	93,993,656
Purchases of long-term investments	(57,236,174)	(137,697,746)	(135,785,685)
Net proceeds from sales of short-term securities	13,072,199	12,996,607	26,686,729

Cash provided by operating activities	11,376,199	3,054,634	13,938,842

Cash Used for Financing Activities

Cash payments on redemption of Preferred Shares	—	—	(2,175,000)
Cash receipts from trust certificates	1,971,106	10,000,000	11,951,552
Cash payments for trust certificates	(3,860,000)	—	—
Cash dividends paid to Common Shareholders	(9,276,257)	(12,576,199)	(24,632,944)
Cash dividends paid to Preferred Shareholders	(287,514)	(527,157)	(1,239,355)

Cash used for financing activities	(11,452,665)	(3,103,356)	(16,095,747)

Cash

Net decrease in cash	(76,466)	(48,722)	(2,156,905)
Cash at beginning of period	76,466	48,722	2,156,905

Cash at end of period	—	—	—

Cash Flow Information

Cash paid during the period for interest	$377,752	$519,329	$897,696

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

	Six Months Ended January 31, 2010 (Unaudited)		Period October 1, 2007 to July 31, 2008

		Year Ended July 31, 2009		Year Ended September 30,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.27	$12.84	$13.72	$14.15	$14.23	$14.41	$14.37

Net investment income[1]	0.46	0.90	0.78	0.97	0.93	0.97	1.00
Net realized and unrealized gain (loss)	0.86	(0.71)	(0.91)	(0.45)	0.03	(0.09)	(0.00)[2]
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.12)	(0.25)	(0.33)	(0.29)	(0.18)	(0.09)

Net increase (decrease) from investment operations	1.31	0.07	(0.38)	0.19	0.67	0.70	0.91

Dividends to Common Shareholders from net investment income	(0.42)	(0.64)	(0.50)	(0.62)	(0.75)	(0.88)	(0.87)

Net asset value, end of period	$13.16	$12.27	$12.84	$13.72	$14.15	$14.23	$14.41

Market price, end of period	$12.89	$11.40	$11.30	$12.39	$12.96	$13.90	$13.25

Total Investment Return[3]

Based on net asset value	10.80%[4]	1.58%	(2.41)%[4]	1.73%	5.19%	5.35%	7.12%

Based on market price	16.80%[4]	7.24%	(4.89)%[4]	0.31%	(1.37)%	11.92%	7.80%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.30%[6]	1.66%	1.55%[6]	1.61%	1.64%	1.38%	1.27%

Total expenses after fees waived and paid indirectly[5]	1.16%[6]	1.45%	1.45%[6]	1.54%	1.57%	1.32%	1.17%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	1.00%[6]	1.04%	1.15%[6]	1.17%	1.16%	1.15%	1.12%

Net investment income[5]	6.98%[6]	7.61%	6.74%[6]	6.94%	6.70%	6.72%	6.93%

Dividends to Preferred Shareholders	0.19%[6]	1.03%	2.19%[6]	2.37%	2.10%	1.27%	0.63%

Net investment income to Common Shareholders	6.79%[6]	6.58%	4.55%[6]	4.57%	4.60%	5.45%	6.30%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$294,155	$274,342	$286,933	$306,769	$316,216	$318,044	$322,072

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$131,000	$131,000	$145,300	$204,500	$204,500	$204,500	$204,500

Portfolio turnover	10%	37%	43%	43%	35%	46%	45%

Asset coverage, end of period per $1,000	$3,245 [8]	$3,094 [8]	$2,975 [8]	$2,500 [8]	$2,546 [8]	$2,555	$2,575

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Asset coverage per preferred share at $25,000 liquidation preference for the periods ended 2010, 2009, 2008, 2007 and 2006 were $81,137, $77,357, $74,376, $62,514 and $63,667, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	39

Financial Highlights	BlackRock MuniYield California Insured Fund, Inc. (MCA)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.43	$13.86	$14.63	$15.09	$14.82	$15.23	$15.10

Net investment income[1]	0.43	0.86	0.68	0.92	0.96	0.95	0.94
Net realized and unrealized gain (loss)	0.76	(0.51)	(0.75)	(0.42)	0.35	(0.33)	0.13
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.12)	(0.20)	(0.28)	(0.24)	(0.13)	(0.06)

Net increase (decrease) from investment operations	1.18	0.23	(0.27)	0.22	1.07	0.49	1.01

Dividends to Common Shareholders from net investment income	(0.37)	(0.66)	(0.50)	(0.68)	(0.80)	(0.88)	(0.88)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—

Net asset value, end of period	$14.24	$13.43	$13.86	$14.63	$15.09	$14.82	$15.23

Market price, end of period	$12.50	$12.08	$12.33	$13.16	$14.64	$14.16	$13.73

Total Investment Return[3]

Based on net asset value	9.10%[4]	3.03%	(1.54)%[4]	1.76%	7.57%	3.55%	7.54%

Based on market price	6.47%[4]	4.17%	(2.63)%[4]	(5.65)%	9.22%	9.75%	5.93%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.09%[6]	1.40%	1.38%[6]	1.53%	1.60%	1.27%	1.08%

Total expenses after fees waived and paid indirectly[5]	1.09%[6]	1.38%	1.36%[6]	1.53%	1.59%	1.27%	1.08%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	0.95%[6]	1.02%	1.04%[6]	1.03%	1.03%	0.96%	0.95%

Net investment income[5]	6.27%[6]	6.60%	6.15%[6]	6.22%	6.46%	6.29%	6.29%

Dividends to Preferred Shareholders	0.21%[6]	0.91%	1.78%[6]	1.87%	1.62%	0.84%	0.43%

Net investment income to Common Shareholders	6.06%[6]	5.69%	4.37%[6]	4.35%	4.84%	5.45%	5.86%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$489,242	$461,505	$476,235	$502,855	$518,667	$509,066	$523,206

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$166,525	$166,525	$192,300	$275,000	$275,000	$275,000	$230,000

Portfolio turnover	15%	25%	25%	25%	27%	39%	63%

Asset coverage per Preferred Share at $25,000, end of period	$98,451	$94,289	$86,933 [8]	$70,733 [8]	$72,170 [8]	$71,280 [8]	$81,875 [8]

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Stock shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock MuniYield Insured Fund, Inc. (MYI)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.27	$12.86	$14.57	$15.30	$15.27	$15.59	$15.36

Net investment income[1]	0.43	0.87	0.70	1.04	0.98	1.04	1.04
Net realized and unrealized gain (loss)	0.91	(0.66)	(1.69)	(0.79)	0.46	(0.22)	0.25
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.12)	(0.22)	(0.31)	(0.25)	(0.16)	(0.07)
Net realized gain	—	—	—	—	(0.04)	(0.02)	—

Net increase (decrease) from investment operations	1.32	0.09	(1.21)	(0.06)	1.15	0.64	1.22

Dividends and distributions to Common Shareholders from:
Net investment income	(0.37)	(0.68)	(0.50)	(0.67)	(0.78)	(0.95)	(0.97)
Net realized gain	—	—	—	—	(0.34)	(0.01)	—

Total dividends and distributions to Common Shareholders	(0.37)	(0.68)	(0.50)	(0.67)	(1.12)	(0.96)	(0.97)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.00)[2]	(0.02)

Net asset value, end of period	$13.22	$12.27	$12.86	$14.57	$15.30	$15.27	$15.59

Market price, end of period	$12.59	$12.12	$12.22	$13.04	$14.36	$14.70	$14.57

Total Investment Return[3]

Based on net asset value	10.92%[4]	1.70%	(8.22)%[4]	(0.06)%	8.09%	4.54%	8.52%

Based on market price	6.94%[4]	5.72%	(2.55)%[4]	(4.70)%	5.38%	7.69%	7.36%

Ratios to Average Net Assets of Common Shareholders

Total expenses[5]	1.11%[6]	1.46%	1.64%[6]	1.71%	1.67%	1.60%	1.19%

Total expenses after fees waived and paid indirectly[5]	1.11%[6]	1.45%	1.63%[6]	1.71%	1.67%	1.60%	1.19%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	0.98%[6]	1.06%	1.06%[6]	1.03%	1.02%	1.01%	0.95%

Net investment income[5]	6.60%[6]	7.52%	6.51%[6]	6.94%	6.52%	6.62%	6.77%

Dividends to Preferred Shareholders	0.28%[6]	1.04%	2.03%[6]	2.06%	1.67%	1.05%	0.51%

Net investment income to Common Shareholders	6.32%[6]	6.48%	4.48%[6]	4.88%	4.85%	5.57%	6.26%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$889,932	$825,622	$865,447	$980,741	$1,030,048	$1,028,022	$1,049,423

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$356,450	$358,625	$377,175	$570,000	$570,000	$570,000	$570,000

Portfolio turnover	6%	30%	70%	117%	95%	105%	122%

Asset coverage, end of period per $1,000	$3,497 [8]	$3,302 [8]	$3,295 [8]	$2,721 [8]	$2,807 [8]	$2,804	$2,841

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Stock shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Asset coverage per preferred share at $25,000 liquidation preference for the periods ended 2010, 2009, 2008, 2007 and 2006 were $87,419, $82,559, $82,381, $68,039 and $70,198, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	41

Financial Highlights	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

	Six Months Ended January 31, 2010 (Unaudited)		Period November 1, 2007 to July 31, 2008
		Year Ended July 31, 2009
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.87	$13.24	$14.13	$14.60	$14.54	$15.21	$15.21

Net investment income[1]	0.46	0.93	0.70	0.97	0.97	0.99	1.00
Net realized and unrealized gain (loss)	0.62	(0.49)	(0.88)	(0.47)	0.13	(0.58)	(0.00)[2]
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.14)	(0.21)	(0.29)	(0.26)	(0.15)	(0.07)

Net increase (decrease) from investment operations	1.06	0.30	(0.39)	0.21	0.84	0.26	0.93

Dividends to Common Shareholders from net investment income	(0.40)	(0.67)	(0.50)	(0.68)	(0.78)	(0.91)	(0.93)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	0.00 [3]	(0.02)	—

Net asset value, end of period	$13.53	$12.87	$13.24	$14.13	$14.60	$14.54	$15.21

Market price, end of period	$11.89	$11.58	$11.63	$12.61	$13.97	$14.41	$14.54

Total Investment Return[4]

Based on net asset value	8.64%[5]	3.81%	(2.48)%[5]	1.78%	6.09%	1.73%	6.78%

Based on market price	6.11%[5]	6.34%	(4.01)%[5]	(5.07)%	2.42%	5.47%	12.91%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[6]	1.08%[7]	1.28%	1.48%[7]	1.69%	1.65%	1.47%	1.28%

Total expenses after fees waived[6]	1.08%[7]	1.26%	1.45%[7]	1.68%	1.64%	1.46%	1.26%

Total expenses after fees waived and excluding interest expense and fees[6,8]	1.04%[7]	1.12%	1.14%[7]	1.14%	1.13%	1.07%	1.05%

Net investment income[6]	6.80%[7]	7.43%	6.61%[7]	6.77%	6.72%	6.57%	6.61%

Dividends to Preferred Shareholders	0.29%[7]	1.15%	1.98%[7]	2.05%	1.78%	0.97%	0.47%

Net investment income to Common Shareholders	6.51%[7]	6.28%	4.63%[7]	4.72%	4.94%	5.60%	6.14%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$163,318	$155,360	$159,759	$170,559	$176,216	$175,264	$183,224

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$87,350	$87,350	$87,350	$99,000	$99,000	$99,000	$89,000

Portfolio turnover	10%	9%	20%	10%	14%	19%	35%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$71,744	$69,467	$70,730 [9]	$68,076 [9]	$69,507 [9]	$69,269 [9]	$76,471 [9]

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Amount is less than $0.01 per share.

[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Do not reflect the effect of dividends to Preferred Stock shareholders.

[7]	Annualized.

[8]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[9]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period November 1, 2007 to July 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.65	$13.16	$13.94	$14.40	$14.26	$14.81	$14.81

Net investment income[1]	0.46	0.87	0.66	0.84	0.92	0.94	0.91
Net realized and unrealized gain (loss)	0.75	(0.61)	(0.77)	(0.38)	0.23	(0.50)	(0.01)
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.13)	(0.19)	(0.27)	(0.24)	(0.13)	(0.06)

Net increase (decrease) from investment operations	1.19	0.13	(0.30)	0.19	0.91	0.31	0.84

Dividends to Common Shareholders from net investment income	(0.32)	(0.64)	(0.48)	(0.65)	(0.77)	(0.84)	(0.84)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—

Net asset value, end of period	$13.52	$12.65	$13.16	$13.94	$14.40	$14.26	$14.81

Market price, end of period	$12.06	$11.36	$11.80	$12.80	$14.10	$13.17	$13.20

Total Investment Return[3]

Based on net asset value	9.76%[4]	2.29%	(1.86)%[4]	1.66%	6.71%	2.53%	6.53%

Based on market price	9.02%[4]	2.44%	(4.16)%[4]	(4.67)%	13.13%	6.24%	6.13%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.13%[6]	1.34%	1.48%[6]	1.64%	1.56%	1.31%	1.13%

Total expenses after fees waived[5]	1.12%[6]	1.32%	1.46%[6]	1.63%	1.56%	1.31%	1.13%

Total expenses after fees waived and excluding interest expense and fees[5,7]	1.00%[6]	1.06%	1.04%[6]	1.04%	1.03%	0.96%	0.94%

Net investment income[5]	6.82%[6]	7.11%	6.36%[6]	5.96%	6.50%	6.37%	6.23%

Dividends to Preferred Shareholders	0.28%[6]	1.09%	1.82%[6]	1.88%	1.68%	0.87%	0.42%

Net investment income to Common Shareholders	6.54%[6]	6.02%	4.54%[6]	4.08%	4.82%	5.50%	5.81%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$533,340	$499,093	$518,912	$549,910	$567,954	$562,474	$584,248

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$247,700	$247,700	$259,475	$304,000	$304,000	$304,000	$259,000

Portfolio turnover	4%	22%	17%	25%	43%	35%	18%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$78,832	$75,376	$75,011 [8]	$70,242 [8]	$71,725 [8]	$71,259 [8]	$81,397 [8]

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	43

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings Insured Fund II, Inc. (“MUE”), BlackRock MuniYield California Insured Fund, Inc. (“MCA”), BlackRock MuniYield Insured Fund, Inc. (“MYI”), BlackRock MuniYield Michigan Insured Fund II, Inc. (“MYM”) and BlackRock MuniYield New York Insured Fund, Inc. (“MYN”) (collectively, the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine, and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value. When determining the price for such investments, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Forward Commitments and When-Issued Delayed Delivery Securities:Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at

44	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

each reset date. At January 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

MUE	$118,729,607	$61,397,934	0.24% – 0.65%
MCA	$208,411,834	$108,275,469	0.16% – 0.34%
MYI	$333,876,416	$174,374,098	0.16% – 0.51%
MYM	$17,689,052	$9,030,000	0.21% – 0.36%
MYN	$153,157,574	$78,614,804	0.23% – 0.65%

For the six months ended January 31, 2010, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

MUE	$63,475,330	0.75%
MCA	$102,526,238	0.67%
MYI	$166,618,546	0.69%
MYM	$9,030,000	0.62%
MYN	$68,711,344	0.90%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the periods ended July 31, 2009 and 2008, October 31, 2007 and 2006 (September 30, 2007 and 2006 for MUE). The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance

SEMI-ANNUAL REPORT	JANUARY 31, 2010	45

Notes to Financial Statements (continued)

is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Year Ended January 31, 2010*

	Net Realized Gain (Loss) from

	MUE	MCA	MYI	MYM	MYN

Interest rate contracts:
Financial futures contracts	$21,903	$15,930	$302,345	$115,635	$(22,326)

*	As of January 31, 2010, there were no financial futures contracts outstanding. During the six months ended January 31, 2010, the Funds had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee of the Fund’s average daily net assets at the following annual rates. Average daily net assets is

46	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

MUE	0.55%
MCA	0.50%
MYI	0.50%
MYM	0.50%
MYN	0.50%

The Manager has voluntarily agreed to waive its advisory fee on the proceeds of Preferred Shares and TOBs that exceeds 35% of the average daily net assets of MUE, which is included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2010, the Manager waived its fees in the amount of $194,188.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2010 the amounts waived were as follows:

Fees Waived by Manager

MUE	$5,439
MCA	$19,274
MYI	$14,739
MYM	$5,669
MYN	$14,010

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended January 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement

MUE	$4,530
MCA	$7,883
MYI	$14,644
MYM	$2,466
MYN	$8,301

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2010 were as follows:

	Purchases	Sales

MUE	$58,513,609	$45,559,379
MCA	$137,697,746	$113,172,158
MYI	$131,621,348	$88,689,260
MYM	$26,487,943	$26,941,936
MYN	$70,551,857	$36,527,830

5. Concentration, Market and Credit Risk:

MCA, MYM, and MYN invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	47

Notes to Financial Statements (continued)

6. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, including Preferred Shares, par value $0.10 for MUE, MCA, MYI and MYM and par value $0.05 for MYM and MYN, all of which were initially classified as Common Shares. Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

Common Shares

Shares issued and outstanding remained constant during the six months ended January 31, 2010 and the year ended July 31, 2009.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles Supplementary/Statement of Preferences/Certificate of Designation (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund that has issued Preferred Shares may effect repurchases of such shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem such shares from time to time as provided in the applicable Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency at January 31, 2010:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

MUE	A	1,345[1]	0.32%	7
	B	1,345[1]	0.34%	7
	C	2,550[1]	0.35%	7

MCA	A	1,090[1]	0.26%	28
	B	1,090[1]	0.34%	7
	C	969[1]	0.35%	7
	D	1,211[1]	0.34%	28
	E	1,211[1]	0.32%	7
	F	1,090[2]	1.41%	7

MYI	A	1,376[1]	0.27%	28
	B	1,376[1]	0.26%	28
	C	1,376[1]	0.32%	28
	D	1,376[1]	0.34%	28
	E	2,502[1]	0.34%	7
	F	1,501[1]	0.26%	28
	G	1,501[1]	0.34%	7
	H	1,625[2]	1.39%	7
	I	1,625[2]	1.41%	7

MYM	A	1,941[1]	0.34%	7
	B	1,200[1]	0.35%	7
	C	353[2]	1.41%	7

MYN	A	1,385[1]	0.41%	28
	B	1,385[1]	0.34%	7
	C	2,282[1]	0.34%	7
	D	1,597[1]	0.35%	7
	E	1,793[1]	0.34%	28
	F	1,466[2]	1.39%	7

[1]

The maximum applicable rate on this series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2]

The maximum applicable rate on this series of Preferred Shares is the higher of 100% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is footnoted as applicable

48	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

on the above chart. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended January 31, 2010 were as follows:

	Series	Low	High	Average

MUE	A	0.35%	0.58%	0.43%
	B	0.32%	0.58%	0.44%
	C	0.31%	0.58%	0.44%

MCA	A	0.26%	0.58%	0.47%
	B	0.24%	0.58%	0.43%
	C	0.26%	0.58%	0.44%
	D	0.34%	0.50%	0.45%
	E	0.24%	0.58%	0.43%
	F	1.34%	1.63%	1.50%

MYI	A	0.27%	0.55%	0.44%
	B	0.26%	0.58%	0.47%
	C	0.32%	0.50%	0.46%
	D	0.34%	0.53%	0.42%
	E	0.26%	0.58%	0.44%
	F	0.26%	0.58%	0.48%
	G	0.24%	0.58%	0.44%
	H	1.32%	1.63%	1.49%
	I	1.32%	1.63%	1.49%

MYM	A	0.24%	0.58%	0.44%
	B	0.26%	0.58%	0.44%
	C	1.34%	1.63%	1.50%

MYN	A	0.31%	0.53%	0.39%
	B	0.24%	0.58%	0.43%
	C	0.24%	0.42%	0.56%
	D	0.26%	0.55%	0.44%
	E	0.34%	0.53%	0.40%
	F	1.32%	1.61%	1.48%

Since February 13, 2008, the Preferred Shares of each Fund failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.24% to 1.63% for the six months ended January 31, 2010. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. A successful auction for each Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

During the year ended July 31, 2009, certain Funds announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

MUE	A	7/06/09	147	$3,675,000
	B	7/09/09	147	$3,675,000
	C	7/08/09	278	$6,950,000

MCA	A	7/31/09	169	$4,225,000
	B	7/13/09	169	$4,225,000
	C	7/08/09	150	$3,750,000
	D	7/10/09	187	$4,675,000
	E	7/06/09	187	$4,675,000
	F	7/09/09	169	$4,225,000

MYI	A	7/23/09	80	$2,000,000
	B	7/30/09	80	$2,000,000
	C	7/09/09	80	$2,000,000
	D	7/16/09	80	$2,000,000
	E	7/09/09	145	$3,625,000
	F	8/04/09	87	$2,175,000
	G	7/14/09	87	$2,175,000
	H	7/06/09	95	$2,375,000
	I	7/06/09	95	$2,375,000

MYN	A	7/21/09	66	$1,650,000
	B	6/30/09	66	$1,650,000
	C	7/06/09	108	$2,700,000
	D	7/08/09	76	$1,900,000
	E	7/16/09	85	$2,125,000
	F	7/06/09	70	$1,750,000

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2010 for MUE, MCA, MYM and MYN.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	49

Notes to Financial Statements (continued)

7. Capital Loss Carryforwards:

As of July 31, 2009, the Funds had capital carry loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MUE	MCA	MYI	MYM	MYN

2010	—	—	—	$1,050,253	$3,007,157
2011	—	$4,417,434	—	—	—
2012	$306,103	2,675,948	—	1,288,851	16,583,200
2014	—	—	$1,489,118	—	3,107,506
2015	—	1,362,395	5,979,955	—	—
2016	—	—	25,066,903	823,067	2,330,288
2017	8,936,425	2,753,866	21,251,301	253,932	2,295,738

Total	$9,242,528	$11,209,643	$53,787,277	$3,416,103	$27,323,889

8. Restatement Information:

Subsequent to the initial issuance of the October 31, 2006 financial statements for MYI and September 30, 2006 financial statements for MUE, the Funds determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds related to investments in TOB Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the period ended October 31, 2005 with respect to MYI, and for the period ended September 30, 2005 with respect to MUE, have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MYI For the Years Ended October 31, 2005 and 2004

	2005		2004

	Previously Reported	Restated	Previously Reported	Restated

Total expenses, net of waiver[1]	1.01%	1.60%	0.95%	1.19%
Total expenses[1]	1.01%	1.60%	0.95%	1.19%
Portfolio turnover	123.85%	105%	144.40%	122%

[1]	Do not reflect the effect of dividends to Preferred Shareholders.

Financial Highlights for MUE For the Years Ended September 30, 2005 and 2004

	2005		2004

	Previously Reported	Restated	Previously Reported	Restated

Total expenses, net of waiver[1]	1.15%	1.32%	1.12%	1.17%
Total expenses[1]	1.21%	1.38%	1.21%	1.27%
Portfolio turnover	58.19%	46%	45.89%	45%

[1]	Do not reflect the effect of dividends to Preferred Shareholders.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2010 to Common Shareholders of record on February 12, 2010 as follows:

Common Dividend Per Share

MUE	$0.0700
MCA	$0.0610
MYI	$0.0610
MYM	$0.0665
MYN	$0.0550

The dividends declared on Preferred Shares for the period February 1, 2010 to February 28, 2010 were as follows:

	Series	Dividends Declared

MUE	A	$3,057
	B	$1,234
	C	$3,045

MCA	A	$2,960
	B	$1,913
	C	$1,161
	D	$3,036
	E	$2,721
	F	$4,154

MYI	A	$6,456
	B	$5,174
	C	$3,794
	D	$1,206
	E	$2,194
	F	$4,076
	G	$2,258
	H	$15,801
	I	$11,157

MYM	A	$2,919
	B	$1,438
	C	$1,395

MYN	A	$7,812
	B	$2,083
	C	$4,004
	D	$1,914
	E	$1,572
	F	$14,256

The Funds’ distribution rates declared on March 1, 2010 were as follows:

Per Common Share Amount

MUE	$0.0735
MCA	$0.0660
MYI	$0.0660
MYM	$0.0690
MYN	$0.0625

SEMI-ANNUAL REPORT	JANUARY 31, 2010	51

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company[1]
Boston, MA 02111

The Bank of New York Mellon[2]
New York, NY 10286

Transfer Agents
Common Shares
Computershare Trust Company, N.A. [1]
Providence, RI 02940

BNY Mellon Shareowner Services[2]
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MUE, MCA and MYI.
[2]	For MYM and MYN.

Effective January 1, 2010, Kent Dixon, a Director of the Funds, retired. The Funds’ Board wishes Mr. Dixon well in his retirement.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director nominees of each Fund:

	G. Nicholas Beckwith, III		Richard E. Cavanagh		Richard S. Davis		Kent Dixon

		Votes Withheld		Votes Withheld		Votes Withheld		Votes Withheld
	Votes For		Votes For		Votes For		Votes For

MUE	19,212,973	1,381,764	19,209,859	1,384,878	19,234,382	1,360,355	19,210,765	1,383,972
MCA	29,849,064	1,189,769	29,948,036	1,090,797	29,948,956	1,089,877	29,800,293	1,238,540
MYI	60,512,898	3,405,899	60,998,030	2,920,767	61,079,994	2,838,803	61,000,904	2,917,893
MYM	11,125,827	434,289	11,127,859	432,257	11,135,038	425,078	11,111,905	448,211
MYN	34,771,049	1,140,908	34,671,707	1,240,250	34,666,601	1,245,356	34,405,934	1,506,023

	Frank J. Fabozzi[1]		Kathleen F. Feldstein		James T. Flynn		Henry Gabbay

		Votes Withheld		Votes Withheld		Votes Withheld		Votes Withheld
	Votes For		Votes For		Votes For		Votes For

MUE	2,723	8	19,244,424	1,350,313	19,229,852	1,364,885	19,228,274	1,366,463
MCA	4,711	13	29,922,615	1,116,218	29,925,565	1,113,268	29,935,574	1,103,259
MYI	9,900	84	60,477,645	3,441,152	60,893,528	3,025,269	61,104,660	2,814,137
MYM	2,812	7	11,123,410	436,706	11,123,787	436,329	11,130,676	429,440
MYN	5,152	1,971	34,646,526	1,265,431	34,387,193	1,524,764	34,802,623	1,109,334

	Jerrold B. Harris		R. Glenn Hubbard		W. Carl Kester[1]		Karen P. Robards

		Votes Withheld		Votes Withheld		Votes Withheld		Votes Withheld
	Votes For		Votes For		Votes For		Votes For

MUE	19,214,587	1,380,150	19,202,783	1,391,954	2,723	8	19,285,683	1,309,054
MCA	29,876,768	1,162,065	29,905,961	1,132,872	4,711	13	29,756,128	1,282,705
MYI	60,939,637	2,979,160	60,763,123	3,155,674	9,900	84	60,570,134	3,348,663
MYM	11,129,299	430,817	11,137,251	422,865	2,812	7	11,138,669	421,447
MYN	34,791,797	1,120,160	34,624,059	1,287,898	5,152	1,971	34,699,763	1,212,194

[1]	Voted on by holders of Preferred Shares only.

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	53

Additional Information (continued)

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	55

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#MHMYINS5-1/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Insured Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: March 19, 2010